Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Agreement Licenses Tranche	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of collaboration agreement | Agreement	2
Impairment loss	€ 0	€ 0	€ 0
Goodwill	€ 3,495,000	€ 3,495,000	€ 3,495,000
Right-to-use [member]
Disclosure of changes in accounting estimates [line items]
Number of licenses classified as right to use | Licenses	3
Warrants [member]
Disclosure of changes in accounting estimates [line items]
Description of vesting requirements	Up to 48 months
Number of tranches | Tranche	48